Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade receivable
As at December 31:	2017	2016
Trade receivables, gross amount	$43,207	$194,450
Less: Allowance for credit losses	(8,948)	(58,488)
Trade receivables, net amount	$34,259	$135,962

Schedule of trade receivables that were past due but not impaired
Past-due	2017	2016
Below 30 days	$7,322	$6,767
Between 31 and 60 days	728	1,847
Between 61 and 90 days	1,175	799
Between 91 and 365 days	1,813	16,491
Over 365 days	314	45
	$11,352	$25,949

Schedule of aging analysis of imapired trade receivables
Past-due	2017	2016
Below 30 days	$—	$7,690
Between 31 and 60 days	—	489
Between 61 and 90 days	—	745
Between 91 and 365 days	—	131,946
Over 365 days	30,337	15,373
	30,337	156,243
Allowance for credit losses	(8,948)	(58,488)
Expected recoverable amount of impaired trade receivables(1)	$21,389	$97,755

(1)
The recoverable amount of impaired trade receivables is covered by credit insurance, bank guarantees and/or other credit enhancements and, therefore, management of the Group believes this entire net amount to be collectible in the ordinary course of business.

Schedule of movements in the allowance for credit losses
	2017	2016
Balance, beginning of the year	$58,488	$21,210
Additions	12,213	46,601
Reversals	(1,541)	(1,185)
Write-offs	(7,726)	(1,529)
Disposition of subsidiaries	(33,999)	—
Other	(21,099)	(5,123)
Currency translation adjustment	2,612	(1,486)
Balance, end of the year	$8,948	$58,488